Sports Portfolio Acquisitions and Discontinued Operations (Details) € / shares in Units, $ / shares in Units, € in Thousands											12 Months Ended
		Dec. 01, 2025 EUR (€)	Jun. 20, 2025 EUR (€) € / shares	Jun. 20, 2025 USD ($)	Jun. 17, 2025 EUR (€) € / shares	Feb. 11, 2025 EUR (€)	Jan. 10, 2025 EUR (€) € / shares	Jan. 10, 2025 USD ($)	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 $ / shares	Jun. 20, 2025 USD ($) shares	Jan. 10, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2022 shares
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Percentage of acquired											38.46%				52.00%
Valued par share (in Euro per share) | $ / shares														$ 48.82
Cash consideration											€ 97
Total investments											2,500
Total purchase consideration											11,522
Contractual amount											4,625
Remeasured fair value of investment											2,042
Goodwill recognized											9,999
Long-term debt											2,006
Subscription investment											1,000
Adjusted balance amount											€ 1,006
Percentage of non-controlling interest											48.00%
Adjusted net assets amount											€ 483
Current assets	[1]										2,340
Net cash consideration amount											3,600
Allocation of purchase price											€ 8,375
Percentage of fair value											100.00%
Deferred tax liability											€ 2,413
Deferred tax benefit											1,649
Share capital (in Euro per share) | € / shares					€ 1
Sale Price Amount											1
Total assets									10,118		164,339	10,118
Total liabilities									6,299		22,372	6,299
Net deficit	[2]								(10,372)		€ (386,034)	€ (10,372)
Class B Ordinary Share [Member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Shares issued (in Shares) | shares																		855
Valued par share (in Euro per share) | $ / shares														$ 0.5
Fair value of ordinary shares at the acquisition date (in Shares) | shares											7,042
Fair value of ordinary shares at the acquisition date, value											€ 5,000
Juve Stabia [Member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Percentage of acquired		52.00%
Cash consideration							€ 1,000		1,000		3,750
Total purchase consideration											€ 8,375
Non-controlling equity interest			38.46%	38.46%
Juve Stabia [Member] | Class B Ordinary Share [Member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Shares issued (in Shares) | shares											74,000
XX Settembre [Member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Percentage of acquired		48.00%
Cash consideration			€ 1,125	$ 1,170
XX Settembre [Member] | Bottom of range [member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Percentage of acquired		52.00%
XX Settembre [Member] | Top of range [member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Percentage of acquired		100.00%
PPA [Member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Percentage of non-controlling interest											51.00%
Advertising Concession Agreement [Member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Additional payment					€ 175
Brera Holdings PLC [Member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Additional payment											€ 175
First Closing [Member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Cash consideration									€ 2,000	$ 2,087
First Closing [Member] | Class B Ordinary Share [Member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Shares issued (in Shares) | shares									32,000			32,000					32,000
Ordinary shares value (in Dollars) | $																	$ 65
Valued par share (in Euro per share) | € / shares									€ 10.4			€ 10.4
Percentage of acquired (in Dollars) | $																	$ 21.74
First Closing [Member] | Juve Stabia [Member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Cash consideration									€ 500
First Closing [Member] | XX Settembre [Member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Cash consideration									€ 1,000
Second Closing [Member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Cash consideration							€ 1,500	$ 1,560
Second Closing [Member] | Class B Ordinary Share [Member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Percentage of acquired																34.61%
Shares issued (in Shares) | shares																24,000
Ordinary shares value (in Dollars) | $																$ 65
Valued par share (in Euro per share) | € / shares							€ 10.4
Second Closing [Member] | Juve Stabia [Member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Cash consideration							€ 500
Second Closing [Member] | XX Settembre [Member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Cash consideration							€ 500
Third Closing [Member] | Class B Ordinary Share [Member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Percentage of acquired						38.46%
Third Closing [Member] | XX Settembre [Member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Cash consideration						€ 500
Final Closing [Member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Cash consideration			€ 2,250
Final Closing [Member] | Class B Ordinary Share [Member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Percentage of acquired															52.00%
Shares issued (in Shares) | shares															18,000
Ordinary shares value (in Dollars) | $															$ 65
Valued par share (in Euro per share) | € / shares			€ 10.4
Final Closing [Member] | Juve Stabia [Member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Cash consideration			€ 1,000
Final Closing [Member] | XX Settembre [Member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Cash consideration			€ 1,250
IFRS 3 Purchase Price Allocation of Juve Stabia [Member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Goodwill recognized											11,522
Current assets											150
Business Combination [Member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Remeasured fair value of investment											€ 2,042
Brera Holdings [Member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Ownership percentage											100.00%
Brera Holdings [Member] | Juve Stabia [Member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Cash consideration		€ 1,650
UYBA [Member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Ownership minority interest					49.00%
Total assets											€ 4,300
Total liabilities											4,700
Net deficit											€ 365
UYBA [Member] | Bottom of range [member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Ownership minority interest											49.00%
UYBA [Member] | Top of range [member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Ownership minority interest											51.00%
Ms. Luna Pirola [Member]
Sports Portfolio Acquisitions and Discontinued Operations [Line Items]
Ownership percentage											99.00%

[1]	Current assets include the cash acquired amounting to €150. The total net cash consideration related to our acquisition of Juve Stabia amounted to €3,600. The net cash consideration related to our acquisition of Juve Stabia recognized for the year ended December 31, 2025 amounted to €3,100, as reflected in the consolidated statement of cash flows under investing activity.
[2]	On June 24, 2025, the Company effected a one-for-ten share split of its Class A and Class B Ordinary Shares. All share and per-share information presented in these financial statements has been retrospectively adjusted to reflect the impact of the share split for all periods presented. The number of authorized shares and par value per share remain unchanged following the split.